Loans and Leases (Activity in the Allowance for Loan Losses by Portfolio Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 3,834,466	$ 3,839,508	$ 4,014,391
Loans individually evaluated for impairment	6,012,052	3,681,443
Loans collectively evaluated for impairment	347,452,269	355,972,226
Loans acquired with deteriorated credit quality	785,694	1,283,495
Total ending loans and leases balance	354,250,015	360,937,164		$ 6,917,605
Allowance for loan losses, attributable to loans individually evaluated	1,370,583	806,944
Allowance for loan losses, collectively evaluated	2,463,883	3,032,564
Provision charged to expenses	382,000	(430,000)	(832,925)
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	892,586	198,367	305,434
Loans individually evaluated for impairment	2,192,266	197,803
Loans collectively evaluated for impairment	64,091,775	63,604,790
Loans acquired with deteriorated credit quality	42,733	20,573
Total ending loans and leases balance	66,326,774	63,823,166
Allowance for loan losses, attributable to loans individually evaluated	527,940
Allowance for loan losses, collectively evaluated	364,646	198,367
Provision charged to expenses	971,187	(563,961)	(518,117)
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	2,540,393	3,255,148	3,346,286
Loans individually evaluated for impairment	3,819,786	3,483,640
Loans collectively evaluated for impairment	201,481,260	207,402,083
Loans acquired with deteriorated credit quality	669,336	1,060,927
Total ending loans and leases balance	205,970,382	211,946,650
Allowance for loan losses, attributable to loans individually evaluated	842,643	806,944
Allowance for loan losses, collectively evaluated	1,697,750	2,448,204
Provision charged to expenses	(767,134)	(4,254)	(25,938)
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	373,340	362,895	344,803
Loans collectively evaluated for impairment	78,021,941	80,166,430
Loans acquired with deteriorated credit quality	73,625	201,343
Total ending loans and leases balance	78,095,566	80,367,773
Allowance for loan losses, collectively evaluated	373,340	362,895
Provision charged to expenses	165,745	125,961	(264,301)
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	28,147	23,098	17,868
Loans collectively evaluated for impairment	3,857,293	4,798,923
Loans acquired with deteriorated credit quality		652
Total ending loans and leases balance	3,857,293	4,799,575
Allowance for loan losses, collectively evaluated	28,147	23,098
Provision charged to expenses	$ 12,202	$ 12,254	$ (24,569)